Trade Accounts Receivables and Other Current Assets - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade Accounts Receivables and Other Current Assets
Insurance claims for recoveries		$ 1,750
Refund of value added tax	$ 899	865
Prepaid expenses	810	1,997
Other receivables	753	998
Total other current assets	$ 2,462	$ 5,610